Non-current Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2020
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Non-current Assets Held for Sale and Discontinued Operations
NOTE 22. NON-CURRENT ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

The Group has classified the following assets as “Assets Held for Sale and Discontinued Operations”:

	12.31.20	12.31.19
Property, Plant and Equipment
Real Estate	29,328	53,106

Total	29,328	53,106